STOCK-BASED COMPENSATION AND EQUITY AWARDS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION AND EQUITY AWARDS
STOCK-BASED COMPENSATION

As of September 30, 2014, K2M Group Holdings, Inc. had four stock-based compensation plans: The 2014 Employee Omnibus Incentive Plan (Omnibus Incentive Plan), the 2014 Employee Stock Purchase Plan (ESPP), the 2010 Equity Award Plan and the 2010 Independent Agent Plan, collectively, “the Plans”. The purpose of the Plans is to provide incentives to employees, directors, agents and advisors of the Company. The Plans are administered by the Company’s board of directors or its delegates. The number, type of equity incentive, exercise or share purchase price, and vesting terms are determined in accordance with the Plans, as applicable. The Omnibus Incentive Plan and ESPP were adopted by the Company’s board of directors on May 7, 2014. At that time, 1,650,289 and 411,523 shares were reserved for issuance under the Omnibus Incentive Plan and ESPP, respectively. Following the adoption of these 2014 plans, no further incentive awards may be granted under the 2010 Equity Award Plan.

The Omnibus Incentive Plan

The Omnibus Incentive Plan was adopted to provide a means through which to attract and retain key personnel and to provide a means whereby the Company’s directors, officers, employees, consultants and advisors can acquire and maintain an equity interest in the Company. The Omnibus Incentive Plan is administered by the Compensation Committee of the Company’s board of directors. Incentive awards under the plan may take the form of incentive or non-qualified stock options, stock appreciation rights, restricted shares and restricted stock units and other stock-based awards, subject to certain limitations. The committee may also designate any award as a “performance compensation award” intended to qualify as “performance-based compensation” under Section 162(m) of the Internal Revenue Code.

The ESPP

The ESPP was established to provide employees and participating affiliates with an opportunity to purchase the Company’s common stock. The ESPP is intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code.

Generally, all domestic employees are eligible to participate in the ESPP if they are employed by the Company or any participating affiliate, for at least 20 hours per week. Participants will be permitted to purchase shares of the Company’s common stock through payroll deductions of no less than 1% and no more than 10% of their eligible compensation. However, during the first offering period, which commenced on May 8, 2014 and ends on December 31, 2014, participants will be limited to contributions of 2% of eligible compensation. Subsequent offerings will start after the end date of the first offering period on a schedule established by the committee appointed by our board of directors to administer the ESPP. Amounts deducted and accumulated by the participant will be used to purchase shares of the Company’s common stock at the end of each offering period. The purchase price of the shares will be equal to 85 percent of the lower of the fair value of the Company’s common stock on the first day of the offering period, or on the common stock purchase date at the end of each offering period. Participants may end their participation at any time during an offering period and will be paid their accrued contributions that have not yet been used to purchase shares of common stock. In addition, participation ends automatically upon termination of employment with the Company. The Company recognized approximately $80 of stock-based compensation expense for the ESPP for each of the nine months ended September 30, 2014.
The Company recognized the following stock-based compensation expense related to employees and non-employees which is inclusive of the amounts detailed above:

	Nine Months Ended September 30,
	2013 (1)	2014 (1)
Cost of revenue	$222	$267
Research, development, and engineering	70	299
Sales and marketing	593	1,382
General and administrative	852	1,882
	$1,737	$3,830
Employees	$1,667	$3,785
Non-employees	70	45
Total	$1,737	$3,830

(1)	Stock-based compensation included $545 and $0 related to stock option liability awards for the nine months ended September 30, 2013 and 2014, respectively.

A summary of stock option plans activity during the nine months ended September 30, 2014 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2013	4,179,119	$8.18	5.62	$31,434
Granted	684,937	15.01
Exercised	(312,020)	6.16
Expired	(31,888)	4.41
Forfeited	(43,533)	7.14
Outstanding at September 30, 2014(2)	4,476,615	$9.45	5.96	$22,800
Vested or expected to vest:
At September 30, 2014(3)	4,421,693	$9.39	5.98	$22,653
Vested:
At September 30, 2014	2,478,103	$7.82	4.49	$16,374

(1)	Calculated using the estimated per-share fair market value of the Company’s common stock as on December 31, 2013 and September 30, 2014, which was $15.70 and $14.43, respectively.

(2)	The total includes 993,934 performance-based options at September 30, 2014.

(3)	Outstanding options, net of forfeiture rate.

A summary of RSU activity for the nine months ended September 30, 2014 is as follows:

Unvested RSUs
Shares
Outstanding at December 31, 2013	576,132
Granted	188,891
Vested	—
Forfeited	—
Unvested at September 30, 2014	765,023

On April 21, 2014, the Company’s board of directors modified the vesting terms of the 576,132 RSUs issued to certain members of senior management in May 2013 to add time-vesting criteria. The modified vesting terms provides that the RSUs will vest in two equal installments on May 21, 2015 and 2016, subject to continued employment through the applicable vesting dates. In addition, the RSUs will continue to vest on an accelerated basis upon death, disability, or a change in control. The Company expects to recognize stock-based compensation expense of approximately $15.61 per share or $8,993 over the vesting period. The Company recognized stock-based compensation expense of $1,916 for the nine months ended September 30, 2014 related to these awards.

Effective May 7, 2014, the Company’s board of directors approved the issuance of 188,891 RSUs to certain of the Company’s officers. The RSUs will vest in three equal installments on the first, second and third anniversary of the grant date. The Company expects to recognize stock-based compensation expense of approximately $2,833 over the vesting period of the RSU. Stock-based compensation expense related to these awards recognized in the nine months ended September 30, 2014 was $378.

STOCK-BASED COMPENSATION AND EQUITY AWARDS
The Company’s 2010 Equity Award Plan (the 2010 Plan) was adopted and approved in connection with the Transaction. All outstanding options in K2M were exchanged for options in the Company using a ratio of 0.576 to 1 to determine the new option grant and exercise price, as defined by the Merger Agreement. Terms and conditions for each option remained the same as the terms and conditions in the original grant made by K2M prior to the Transaction, including the total vesting period. The percentage of total options vested to each total option grant remained the same, both before and after the Transaction.
Pursuant to the 2010 Plan, stock options will be granted with an exercise price equal to the estimated market price of the Company’s Common Stock on the date of grant. The options generally vest in equal installments over a four-year period based on continued service in the Company and have a ten-year contractual term. The 2010 Plan provides for the issuance of 5,260,400 shares of the Company’s Common Stock pursuant to incentive stock options, nonqualified stock options, restricted stock awards, unrestricted stock awards, or other equity awards.
Most of the stock options granted subsequent to the Merger through 2011 have generally been granted with two vesting components. 50% of the option is subject to a four-year time-based schedule, and 50% of the option is subject to performance-based criteria, which also includes the requirement that the four-year time-based vesting must be satisfied. The performance-based vesting criteria is based on the performance of the Company at the Performance Target Measurement Event (a deemed liquidation, IPO or sale of the Company), as measured by the internal rate of return performance criteria on that date as defined in the Non-Qualified Stock Option Award Agreement under the 2010 Equity Award Plan. The Performance Target Measurement Event must occur prior to the contractual term of the options in order for the options to be subject to vesting. As the performance-based vesting criteria is based on a financing or liquidity event in the future, the Company cannot determine the probability of such an event and, therefore, has recorded no compensation expense associated with the performance-based vesting component of the options through December 31, 2013. If an employee terminates prior to the occurrence of the financing or liquidity event and has not satisfied the time-based vesting criteria (same as the vesting criteria associated with the time-based portion of the options) of the performance-based portion of the options, the employee doesn’t retain the right to participate in any vesting related to the performance-based portion of the options. Employees who terminate and have satisfied any portion of the time-based vesting criteria of the performance-based portion of their options, may continue to participate in vesting of the performance-based portion of their options for which the time-based criteria has been satisfied, up and until the termination date of the options.
All stock options granted subsequent to 2011 solely vest based on a time-based vesting schedule and do not contain any performance-based vesting criteria.
The Company recognized the following stock-based compensation expense related to employees and nonemployees as noted below:

	Year Ended December 31,
	2011	2012	2013
Cost of revenue	$60	$32	$532
Research, development, and engineering	177	136	92
Sales and marketing	886	696	889
General and administrative	2,149	1,379	1,366
	$3,272	$2,243	$2,879
Employees	$3,156	$2,195	$2,664
Non-employees	116	48	215
	$3,272	$2,243	$2,879

(1)	Stock-based compensation included $1,291 related to stock option liability awards.
A summary of employee stock option plan activity during the year ended December 31, 2013 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2012(2)	4,520,143	$7.63	5.88	$5,633
Granted	262,963	$10.94
Exercised	(378,676)	$4.37
Expired	(122,354)	$3.96
Forfeited	(240,261)	$9.09
Outstanding at December 31, 2013(2)	4,041,815	$8.19	5.62	$30,360
Vested or expected to vest:
At December 31, 2013(3)	3,999,461	$8.16	5.60	$30,110
Vested:
At December 31, 2013	2,443,893	$7.29	4.26	$20,558

(1)	Calculated using the estimated per-share fair market value of the Company’s Common Stock on December 31, 2013, which was $15.70 per share.

(2)	The total includes 1,040,278 and 963,221 performance-based options at December 31, 2012 and December 31, 2013, respectively.

(3)	Outstanding options, net of forfeiture rate.

The total fair value of employee stock options that vested was approximately $3,404, $2,376 and $2,034 during the years ended December 31, 2011, 2012 and 2013, respectively.
The weighted-average fair value per share of employee options granted by the Company was $1.49, $1.46 and $1.60 during the years ended December 31, 2011, 2012 and 2013, respectively. The fair value was determined by applying the Black-Scholes-Merton option pricing model, utilizing the following weighted-average assumptions:

Year Ended December 31,
	2011	2012	2013
Expected dividend yield	—%	—%	—%
Expected volatility	31.33-33.04	32.85-34.38	35.42-40.00
Risk-free interest rate	1.35-2.82%	0.92-1.04%	1.25-2.00%
Expected average life of options	6-7 years	6-7 years	7 years

A discussion of management’s methodology for developing each of the assumptions used in the valuation model follows:

Dividend Yield – The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

Risk-Free Interest Rate – This is the U.S. Treasury rate for the week of each option grant during the year that has a term that most closely resembles the expected life of the option.

Expected Life of the Option Term – This is the period of time that the options granted are expected to remain unexercised. For options granted during the years ended December 31, 2011, 2012 and 2013, the Company derived the expected life of the option based on the average midpoint between vesting and the contractual term, as the Company has little exercise history.

Expected Volatility – Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. Because the Company’s stock is privately held, the Company uses an estimated volatility based on the volatility of a number of similarly situated public companies, along with other factors deemed relevant by management.
As of December 31, 2012 and December 31, 2013, there was approximately $2,418 and $1,796, respectively of total unrecognized compensation expense (exclusive of compensation expense related to the performance-based vesting awards), less estimated forfeitures, related to nonvested employee stock options under the Company’s stock compensation plans. As of December 31, 2012 and December 31, 2013, this expense is expected to be recognized over a weighted-average period of 2.33 and 2.54 years, respectively. The expected forfeiture rate is the estimated percentage of options granted that is expected to be forfeited or canceled on an annual basis before becoming fully vested. The Company estimates the forfeiture rate based on past turnover data, with further consideration given to the class of employees to whom the options were granted. The forfeiture rate used during the years ended December 31, 2011, 2012 and 2013 was 3.1%.
There was approximately $3,453 of total unrecognized compensation expense related to the performance-based vesting component of nonvested employee stock options outstanding under the Company’s stock compensation plans as of December 31, 2013. If, prior to the option’s contractual term expiration, a financing or liquidity event occurs, that meets the performance target measurement, as defined in the Non-Qualified Stock Option Award Agreement, and the time-based vesting component is satisfied, this expense will be recognized. As of December 31, 2013, the weighted average contractual terms of the options, subject to the performance-based vesting, was 7.25 years. The intrinsic value of the options exercised during the years ended December 31, 2011, 2012 and 2013 approximated $1,008, $1,276 and $2,372, respectively.
Under the terms of our stock option awards, the Company permits employees to use vested shares to satisfy minimum income tax withholding requirements. In February 2013, the Company modified awards underlying options to purchase 377,312 shares of its common stock to permit the grantee to use vested shares to satisfy tax withholding requirements in excess of the minimum liability when the option is exercised. This modification resulted in the reclassification of the carrying value of these options to a liability, and the subsequent change in the fair value of the liability at each reporting period to be recorded as an expense. These outstanding stock options are remeasured at each reporting date and will continue to be remeasured until the earlier of their exercise or expiration. Any changes in valuation are recorded as stock based compensation expense for the period. In connection with this modification, the Company recorded an accrued liability of $1,910 on its consolidated balance sheet, and, during the year ended December 31, 2013, the Company recorded stock-based compensation expense of $1,292 related to changes in the fair value of the liability. All of the options subject to this modification expire by April 2014.
Stock Options to Nonemployees
Pursuant to the 2010 Plan, the Company has issued options to purchase shares of common stock to certain of its agents and advisors. These options generally vest over four years. The options expire seven to ten years from the date of issuance. The following is a summary of stock option activity related to agents of, and advisors to, the Company:

	Shares	Weighted- Average Exercise Price
Outstanding at December 31, 2012	93,313	$6.15
Exercised	(12,277)	$4.59
Expired	(7,647)	$3.96
Outstanding at December 31, 2013	73,389	$6.63
Vested and exercisable at December 31, 2013	51,784	$5.59

The Company has issued options to purchase shares of common stock to certain of its agents and advisors. These options generally vest over four years. The options expire seven to ten years from the date of issuance. The Company’s option plans related to non-employees have provided for the issuance of options to purchase 588,477 shares of common stock. The following is a summary of stock option activity related to agents of, and advisors to, the Company:

	Shares	Weighted- Average Exercise Price
Outstanding at December 31, 2012	46,014	$9.26
Granted	18,232	$9.26
Exercised	(331)	$9.26
Outstanding at December 31, 2013	63,915	$9.26
Vested and exercisable at December 31, 2013	16,061	$9.26

The fair value of options granted to agents and advisors was determined by applying the Black-Scholes-Merton option pricing model, utilizing the following weighted-average assumptions:

Year Ended December 31,
	2011	2012	2013
Expected dividend yield	—%	—%	—%
Expected volatility	31.57-46.20	30.79-42.81	35.61-37.62
Risk-free interest rate	0.12-2.50%	0.54-2.23%	0.57-3.04%
Expected average life of options	2.39 to 10 years	3.14 to 10 years	4 to 10 years

Restricted Stock Units
On May 21, 2013, the Company issued 576,132 restricted stock units (RSUs) to certain members of senior management. The period of restriction on the RSUs begins on the date of grant and continues through the earlier of the date of (i) grantee’s death, (ii) grantee’s disability or (iii) a change in control of the Company upon which the grantee will vest in the RSU. Upon vesting, each RSU will convert into one share of the Company’s Common Stock, cash equal to one share of Common stock, or some combination of cash and shares as determined by the Board of Directors or its compensation committee. No compensation expense on the grant of the RSUs will be recorded by the Company until the grantee vests in the RSU.